Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Allowance of Doubtful Accounts	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Abstract]
Beginning balance	¥ 8,973,447	$ 1,259,113	¥ 237,704	¥ 237,704
Addition	211,962	29,742		8,761,236
Write off			¥ (25,494)	(25,493)
Ending balance	¥ 9,185,409	$ 1,288,855		¥ 8,973,447